Fair Value Measurements - Subsequent measurement (Details) - Level 3	12 Months Ended
Dec. 31, 2021 USD ($)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Additions pursuant to Merger	$ 11,865,000
Transfer of Private Warrants to Public Warrants	(1,485)
Change in fair value	(8,106,000)
Fair value, End period	$ 2,274,000